Note 5 - Earnings Per Share (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings Per Share Abstract
Profit (Loss) From Continuing Operations Attributable To Ordinary Equity Holders Of Parent Company		€ 3,512,000,000	€ 5,400,000,000	[1]	€ 3,514,000,000	[1]
Adjustment Additional Tier 1 Securities	[2]	(419,000,000)	(447,000,000)	[1]	(430,000,000)	[1]
Profit Loss Attributable To Ordinary Equity Holders Of Parent Entity Including Dilutive Effects		3,093,000,000	4,953,000,000	[1]	3,084,000,000	[1]
Profit from discontinued operations net (Income Statement)		€ 0	€ 0	[1]	€ 0	[1]
Weighted Average Shares	[3]	6,668,000,000	6,668,000,000	[4]	6,642,000,000	[4]
Weighted Average Shares X Corrective Factor	[5]	6,668,000,000	6,668,000,000	[4]	6,642,000,000	[4]
AdjustedWeightedAverageShares		6,648,000,000	6,636,000,000	[4]	6,642,000,000	[4]
Adjusted Weighted Average Shares Diluted EPS		€ 6,648,000,000	€ 6,636,000,000	[4]	€ 6,642,000,000	[4]
Basic Earnings Loss Per Share	[6]	€ 0.47	€ 0.75	[4]	€ 0.46	[4]
Basic Earnings Loss Per Share From Continuing Operations		0.47	0.75	[4]	0.46	[4]
Diluted Earnings Loss Per Share From Continuing Operations		0.47	0.75	[4]	0.46	[4]
Basic Earnings Loss Per Share From Discontinued Operations		0	0	[4]	0	[4]
Diluted Earnings Loss Per Share From Discontinued Operations		€ 0	€ 0	[4]	€ 0	[4]

[1]	(4) The figures corresponding to 2018 and 2017 have been restated (see Note 1.3)
[2]	(1) Remuneration in the year related to contingent convertible securities, recognized in equity (see Note 22.4).
[3]	(2) Weighted average number of shares outstanding (millions of euros), excluding weighted average of treasury shares during the year.
[4]	(4) The figures corresponding to 2018 and 2017 have been restated (see Note 1.3)
[5]	(3) Corr ective factor, due to the capital increase with pre-emptive subscription right, applied for the previous years.
[6]

(*) In 2019 the weighted average number of shares outstandi ng was 6,668 million (6,668 million and 6,642 million in 2018 and 2017, respectively) and the adjustment of additional Tier 1 securities amounted to €419 million (€447 and €430 million in 2018 and 2017, respectively).